Joint Arrangements - Joint Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]
Disclosure of joint operations [line items]
Net Earnings (Loss)	$ 6,450	$ 587	[1]	$ (2,379)
Husky-CNOOC Madura Ltd.
Disclosure of joint operations [line items]
Proportion of ownership interest in joint venture	40.00%
Share of income from equity-accounted affiliate	$ 23	47
Investments in joint ventures accounted for using equity method	365	311
Distributions received	42	100
Joint venture, contributions	54	18
Net Earnings (Loss)	$ 33	44
Husky Midstream Limited Partnership
Disclosure of joint operations [line items]
Proportion of ownership interest in joint venture	35.00%
Investments in joint ventures accounted for using equity method	$ 0	0
Distributions received	23	37
Joint venture, contributions	31	32
Net Earnings (Loss)	190	134
Unrecognised share of pre-tax net losses of joint ventures	23	22
Unrecognised share of losses of joint ventures	$ 28	$ 17
Power Assets Holding Ltd. | Husky Midstream Limited Partnership
Disclosure of joint operations [line items]
Proportion of ownership interest in joint venture	49.00%
Cheung Kong Infrastructure Holdings Ltd. | Husky Midstream Limited Partnership
Disclosure of joint operations [line items]
Proportion of ownership interest in joint venture	16.00%
BP-Husky Refining LLC
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
BP-Husky Refining LLC | BP
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
WRB Refining LP
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
WRB Refining LP | Phillips 66
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%

[1]	See Note 3X for revisions to prior period results.